Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options
Schedule of assumptions used in determining stock based compensation costs under the Black-Scholes option pricing model
	2012	2011	2010
Expected volatility	82.89%	86.91%	—
Risk-free interest rate	0.39%	0.36%	—
Expected life (years)	2.95	3.24	—
Dividend yield	Nil	Nil	—
Estimated forfeiture rate	10%	10%	—

Schedule of stock options by range of exercise prices

		Weighted			Weighted
		Average	Weighted		Average	Weighted
		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life	Price	Exercisable	Life	Price

$1.60	631,200	1.05	$1.60	631,200	1.05	$1.60
$2.37	767,000	3.99	$2.37	76,700	3.99	$2.37
$2.05	50,000	4.33	$2.05	—	—	—
	1,448,200	2.72	$2.02	707,900	1.37	$1.68

Summary of stock options activity

		Weighted Average	Aggregate Intrinsic
	Number	Exercise Price	Value
Outstanding as at December 31, 2010	1,497,400	$1.63
Granted	767,000	2.37
Expired	(30,000)	3.23
Exercised	(468,000)	1.60
Forfeited	(37,900)	1.60
Outstanding as at December 31, 2011	1,728,500	$1.90
Granted	50,000	2.05
Exercised	(317,600)	1.60
Forfeited	(12,700)	1.60
Outstanding as at December 31, 2012	1,448,200	$2.02	$1,617,138

Exercisable as at December 31, 2012	707,900	$1.60	$983,553